UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response........20.00

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-8644
Variable Insurance Funds
(Exact name of registrant as specified in charter)
3435 Stelzer Road, Columbus, OH		43219
(Address of principal executive offices)		(Zip code)
BISYS Fund Services Ohio, Inc. 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-862-6668

Date of fiscal year end:	December 31, 2005

Date of reporting period:	March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.

§ 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

BB&T Large Cap Value Fund

Schedule of Portfolio Investments

March 31, 2005

(Unaudited)

	Shares or	Amortized
	Principal	Cost or
	Amount	Fair Value

Common Stocks (97.2%)
Consumer Discretionary (9.0%)
Gannett Company, Inc.	35,000	$2,767,800
Mattel, Inc.	60,000	1,281,000
May Department Stores Co.	31,400	1,162,428
V.F. Corp.	20,475	1,210,892
Walt Disney Co. (The)	89,000	2,556,970
Whirlpool Corp.	16,100	1,090,453
		10,069,543
Consumer Staples (5.5%)
Albertson’s, Inc.	55,400	1,144,010
Altria Group, Inc.	32,000	2,092,480
Kimberly-Clark Corp.	27,000	1,774,710
Sara Lee Corp.	52,452	1,162,336
		6,173,536
Energy (13.2%)
Anadarko Petroleum Corp.	31,000	2,359,100
Burlington Resources, Inc.	3,000	150,210
ChevronTexaco Corp.	50,800	2,962,148
ConocoPhillips	33,700	3,634,208
Exxon Mobil Corp.	27,632	1,646,867
Royal Dutch Petroleum Co. - NY	43,500	2,611,740
Shares
Schlumberger, Ltd.	18,000	1,268,640
		14,632,913
Financials (25.7%)
American Express Co.	9,000	462,330
American International Group, Inc.	8,000	443,280
Bank of America Corp.	63,000	2,778,300
Citigroup, Inc.	62,333	2,801,244
Equity Residential	15,000	483,150
Fannie Mae	22,000	1,197,900
Franklin Resources, Inc.	17,500	1,201,375
ING Groep NV - ADR	44,677	1,350,586
J.P. Morgan Chase & Co.	59,490	2,058,354
Lincoln National Corp.	23,200	1,047,248
Merrill Lynch & Company, Inc.	25,000	1,415,000
Northern Trust Corp.	52,000	2,258,880
Old Republic International Corp.	45,000	1,048,050
PNC Financial Services Group	38,000	1,956,240
St. Paul Companies, Inc. (The)	61,600	2,262,568
SunTrust Banks, Inc.	28,000	2,017,960
Washington Mutual, Inc.	47,000	1,856,500
Wells Fargo & Co.	32,000	1,913,600
		28,552,565
Health Care (8.7%)
Abbott Laboratories	29,200	1,361,304
Becton, Dickinson & Co.	12,500	730,250
Bristol-Myers Squibb Co.	43,600	1,110,056
Cigna Corp.	22,000	1,964,600

HCA, Inc.	25,000	1,339,250
Johnson & Johnson	19,400	1,302,904
Merck & Company, Inc.	59,000	1,909,830
		9,718,194
Industrials (10.8%)
CSX Corp.	20,000	833,000
Emerson Electric Co.	36,500	2,369,945
General Electric Co.	70,000	2,524,200
Norfolk Southern Corp.	33,200	1,230,060
Parker-Hannifin Corp.	18,900	1,151,388
Pitney Bowes, Inc.	44,000	1,985,280
Raytheon Co.	50,000	1,935,000
		12,028,873
Information Technology (7.8%)
Agilent Technologies, Inc. (a)	47,424	1,052,813
Automatic Data Processing, Inc.	35,400	1,591,230
First Data Corp.	30,000	1,179,300
Hewlett-Packard Co.	94,200	2,066,748
IBM Corp.	4,800	438,624
Microsoft Corp.	40,000	966,800
Nokia Corp. - ADR	87,000	1,342,410
		8,637,925
Materials (5.1%)
Air Products & Chemicals, Inc.	17,000	1,075,930
Alcoa, Inc.	41,000	1,245,990
E.I. DuPont de Nemours & Co.	10,000	512,400
Sonoco Products Co.	39,800	1,148,230
Weyerhaeuser Co.	25,000	1,712,500
		5,695,050
Telecommunication Services (5.7%)
AT&T Corp.	12,830	240,563
BellSouth Corp.	70,800	1,861,332
SBC Communications, Inc.	63,400	1,501,946
Sprint Corp.	60,000	1,365,000
Time Warner, Inc. (a)	81,000	1,421,550
		6,390,391
Utilities (5.7%)
Dominion Resources, Inc.	16,000	1,190,880
Duke Energy Corp.	30,000	840,300
National Fuel Gas Co.	38,200	1,092,138
NiSource, Inc.	65,000	1,481,350
TXU Corp.	9,000	716,670
Xcel Energy, Inc.	61,910	1,063,614
		6,384,952
Total Common Stocks (Cost $89,529,332)		108,283,942

Repurchase Agreement (3.3%)

U.S. Bank N.A., 2.55%, dated 3/31/05,
maturing 4/1/05, with a maturity value of $3,627,441
(Collateralized fully by various U.S. Government Agencies)	$3,627,184	$3,627,184

Total Repurchase Agreement (Cost $3,627,184)		3,627,184

Total Investments (Cost $93,156,516) - 100.5%		$111,911,126

Percentages indicated are based on net assets of $111,318,753.

(a)          Represents non-income producing securities

ADR – American Depository Receipt.

See accompanying notes to the schedules of investments.

BB&T Mid Cap Growth Fund

Schedule of Portfolio Investments

March 31, 2005

(Unaudited)

	Shares or	Amortized
	Principal	Cost or
	Amount	Fair Value
Common Stocks (94.7%)
Consumer Discretionary (20.6%)
American Eagle Outfitters, Inc.	22,800	$673,740
Chico’s FAS, Inc. (a)	9,000	254,340
Coach, Inc. (a)	14,500	821,134
Getty Images, Inc. (a)	6,875	488,881
Harman International Industries, Inc.	3,625	320,668
Hilton Hotels Corp.	24,200	540,870
PETsMART, Inc.	12,000	345,000
Royal Caribbean Cruises, Ltd.	6,800	303,892
Staples, Inc.	12,350	388,161
Starbucks Corp. (a)	5,850	302,211
Starwood Hotels & Resorts Worldwide, Inc.	13,300	798,399
Toll Brothers, Inc. (a)	6,250	492,813
Urban Outfitters, Inc. (a)	18,900	906,632
		6,636,741
Consumer Staples (1.7%)
United Natural Foods, Inc. (a)	19,600	561,148
Energy (6.2%)
Baker Hughes, Inc.	5,600	249,144
Chesapeake Energy Corp.	18,375	403,148
National-Oilwell, Inc. (a)	8,550	399,285
Weatherford International, Ltd. (a)	7,000	405,580
XTO Energy, Inc.	16,266	534,175
		1,991,332
Financials (7.2%)
Aetna, Inc.	8,300	622,085
HDFC Bank, Ltd. - ADR	8,125	341,494
Legg Mason, Inc.	6,200	484,468
Providian Financial Corp. (a)	27,800	477,048
T. Rowe Price Group, Inc.	6,500	385,970
		2,311,065
Health Care (16.1%)
Caremark Rx, Inc. (a)	13,300	529,074
Celgene Corp. (a)	12,250	417,113
Cerner Corp. (a)	6,900	362,319
Community Health Systems Inc. (a)	14,500	506,195
Cooper Companies, Inc. (The)	5,500	400,950
Covance, Inc. (a)	10,300	490,383
Dade Behring Holdings, Inc. (a)	8,000	471,440
Fisher Scientific International, Inc. (a)	6,050	344,366
Genzyme Corp. (a)	7,150	409,266

Kinetic Concepts, Inc. (a)	6,300	375,795
Patterson Companies, Inc. (a)	8,000	399,600
Renal Care Group, Inc. (a)	12,600	478,044
		5,184,545
Industrials (13.3%)
Canadian Pacific Railway Limited	13,500	485,595
Fastenal Co.	6,300	348,453
Gol-Linhas Aereas Inteligentes - ADR	12,250	307,843
J.B. Hunt Transport Services, Inc.	10,800	472,716
MSC Industrial Direct Company, Inc. - Class A	13,800	421,728
Norfolk Southern Corp.	14,200	526,110
Precision Castparts Corp.	5,700	438,957
Rockwell Automation, Inc.	13,800	781,631
Yellow Roadway Corp. (a)	8,450	494,663
		4,277,696
Information Technology (20.4%)
Adobe Systems, Inc.	5,600	376,152
Alliance Data Systems Corp. (a)	9,400	379,760
Amphenol Corp. - Class A	12,500	463,000
Apple Computer, Inc. (a)	18,750	781,312
ATI Technologies, Inc. (a)	19,500	336,570
AutoDesk, Inc. (a)	22,500	669,600
Cognizant Technology Solutions Corp. (a)	16,200	748,440
Comverse Technology, Inc. (a)	24,700	622,934
F5 Networks, Inc. (a)	9,300	469,557
FLIR Systems, Inc. (a)	10,400	315,120
Lam Research Corp. (a)	13,900	401,154
Marvell Technology Group, Ltd. (a)	15,600	598,104
Tessera Technologies Inc. (a)	9,750	421,493
		6,583,196
Materials (5.2%)
Cytec Industries, Inc.	4,500	244,125
Florida Rock Industries, Inc.	8,000	470,560
Massey Energy Co.	9,750	390,390
Peabody Energy Corp.	12,400	574,864
		1,679,939
Telecommunication Services (4.2%)
American Tower Corp. - Class A (a)	21,100	384,653
Nextel Partners, Inc. - Class A (a)	22,300	489,708
SpectraSite, Inc. (a)	8,050	466,659
		1,341,020

Total Common Stocks (Cost $23,015,270)		30,566,682

Repurchase Agreement (5.5%)
U.S. Bank N.A., 2.55%, dated 3/31/05,
maturing 4/1/05, with a maturity value of $1,764,284
(Collateralized fully by various U.S. Government Agencies)	$1,764,159	$1,764,159

Total Repurchase Agreement (Cost $1,764,159)		1,764,159
Total (Cost $24,779,429) -101.2%		$32,330,841

Percentages indicated are based on net assets of $32,273,731.

(a)   Represents non-income producing securities.

ADR – American Depository Receipt.

See accompanying notes to the schedules of investments.

BB&T Large Company Growth Fund

Schedule of Portfolio Investments

March 31, 2005

(Unaudited)

	Shares or	Amortized
	Principal	Cost or
	Amount	Fair Value
Common Stocks (93.9%)
Consumer Discretionary (13.1%)
Best Buy Company, Inc.	1,068	$57,683
Chico’s, Inc. (a)	12,125	342,653
Coach, Inc. (a)	5,100	288,813
eBay, Inc. (a)	2,200	81,972
Harley-Davidson, Inc.	5,500	317,680
Hershey Foods Corp.	5,350	323,461
Home Depot, Inc.	5,795	221,601
Starbucks Corp. (a)	5,450	281,547
Target Corp.	9,650	482,692
Toll Brothers, Inc. (a)	1,386	109,286
Viacom Inc.-Class B	1,543	53,743
Walt Disney Co. (The)	3,578	102,796
Williams - Sonoma, Inc. (a)	6,100	224,175
		2,888,102
Consumer Staples (11.9%)
Coca-Cola Co.	7,900	329,193
CVS Corp.	4,275	224,951
Estee Lauder Companies, Inc. (The) - Class A	9,650	434,057
PepsiCo, Inc.	10,550	559,466
Procter & Gamble Co.	10,350	548,550
Sysco Corp.	8,725	312,355
Wal-Mart Stores, Inc.	4,400	220,484
		2,629,056
Energy (2.1%)
Anadarko Petroleum Corp.	1,850	140,785
Apache Corp.	1,800	110,214
Baker Hughes, Inc.	600	26,694
Devon Energy Corp.	1,200	57,300
Sunoco, Inc.	660	68,323
Valero Energy Corporation	930	68,141
		471,457
Financials (5.0%)
American Express Co.	8,575	440,498
American International Group, Inc.	3,801	210,613
Citigroup, Inc.	1,235	55,501
Franklin Resources, Inc.	1,471	100,984
J.P. Morgan Chase & Co.	3,125	108,125
Morgan Stanley	1,967	112,611
PNC Financial Services Group	1,400	72,072
		1,100,404
Health Care (27.3%)
Abbott Laboratories	5,490	255,944
Amgen, Inc. (a)	5,273	306,941
Becton, Dickinson & Co.	8,900	519,938

Caremark Rx, Inc. (a)	3,570	142,015
Genentech, Inc. (a)	2,400	135,864
Genzyme Corp. (a)	4,650	266,166
Gilead Sciences, Inc. (a)	7,837	280,565
GlaxoSmithKline plc - ADR	10,390	477,109
HCA, Inc.	1,951	104,515
Johnson & Johnson	15,200	1,020,831
Medtronic, Inc.	7,000	356,650
Pfizer, Inc.	15,300	401,931
Quest Diagnostics, Inc.	4,975	523,022
St. Jude Medical, Inc. (a)	4,000	144,000
UnitedHealth Group, Inc.	7,400	705,811
Wellpoint, Inc . (a)	1,830	229,391
Wyeth	2,750	115,995
		5,986,688
Industrials (8.2%)
Danaher Corp.	4,800	64,092
FedEx Corp.	4,800	450,959
General Electric Co.	9,845	355,011
Honeywell International, Inc.	3,200	119,072
Illinois Tool Works, Inc.	2,250	201,443
Masco Corp.	2,500	86,675
Tyco International, Ltd.	7,100	239,980
United Technologies Corp.	2,900	294,814
		1,812,046
Information Technology (25.1%)
Adobe Systems, Inc.	7,000	470,190
Affiliated Computer Services, Inc. - Class A (a)	7,000	372,680
Analog Devices, Inc.	3,000	108,420
Cisco Systems, Inc. (a)	32,500	581,425
Dell, Inc. (a)	17,300	664,666
Flextronics International, Ltd. (a)	13,400	161,336
Getty Images, Inc. (a)	1,550	110,221
IBM Corp.	2,300	210,174
Intel Corp.	23,625	548,809
Microsoft Corp.	30,900	746,853
Motorola, Inc.	13,000	194,610
Oracle Corp. (a)	29,500	368,160
Qualcomm, Inc.	2,925	107,201
SAP - ADR	10,700	428,856
Texas Instruments, Inc.	17,800	453,722
		5,527,323
Materials (1.2%)
Alcoa, Inc.	3,300	100,287
Phelps Dodge Corp.	1,600	162,768
		263,055
Total Common Stocks (Cost $18,925,464)		20,678,131

Repurchase Agreement (6.9%)
U.S. Bank N.A., 2.55%, dated 3/31/05
maturing 4/1/05, with maturing value of $1,527,601
(Collateralized fully by U.S. Government Agencies)	$1,527,493	$1,527,493

Total Repurchase Agreement (Cost $1,527,493)		1,527,493

Total (Cost $20,452,957) - 100.8%		$22,205,624

Percentages indicated are based on net assets of $22,034,295.

(a)   Represents non-income producing securities.

ADR – American Depository Receipt.

See accompanying notes to the schedules of investments.

BB&T Capital Manager Equity Fund

Schedule of Portfolio Investments

March 31, 2005

(Unaudited)

		Fair
	Shares	Value
Investment Companies (100.1%)
BB&T Equity Index Fund - Class A	412,074	$3,267,748
BB&T International Equity Fund - Institutional Class	402,181	3,716,148
BB&T Large Company Growth Fund – Institutional Class	598,728	5,238,866
BB&T Large Company Value Fund - Institutional Class	423,762	7,903,170
BB&T Mid Cap Growth Fund - Institutional Class (a)	94,487	1,192,432
BB&T Mid Cap Value Fund - Institutional Class	104,170	1,776,103
BB&T Small Company Growth Fund - Institutional Class (a)	56,464	770,734
BB&T Small Company Value Fund - Institutional Class	76,442	1,149,689
BB&T U.S. Treasury Money Market Fund - Institutional Class	782,422	782,422
		22,797,312

Total Investment Companies (Cost $24,427,847)		25,797,312

Total (Cost $24,427,847) - 100.1%		$25,797,312

Percentages indicated are based on net assets of $25,780,474.

(a)   Represents non-income producing securities.

See accompanying notes to the schedules of investments.

BB&T Special Opportunities Equity Fund

Schedule of Portfolio Investments

March 31, 2005

(Unaudited)

	Shares or	Amortized
	Principal	Cost or
	Amount	Fair Value
Common Stocks (94.1%)
Commercial Services (6.5%)
Cendant Corp.	38,000	$780,520
WCI Communities, Inc. (a)	27,400	824,192
		1,604,712
Consumer Discretionary (23.9%)
Anheuser-Busch Companies, Inc.	18,000	853,020
Costco Wholesale Corp.	21,000	927,781
Hain Celestial Group, Inc. (a)	37,700	702,728
Lexmark International Group, Inc. – Class A (a)	11,300	903,661
News Corp. – Class A	42,840	724,853
Smithfield Foods, Inc. (a)	29,100	918,105
YUM! Brands, Inc.	17,000	880,770
		5,910,918
Energy (10.9%)
Apache Corp.	14,500	887,835
Pioneer Natural Resources Co.	20,400	871,488
Weatherford International, Ltd. (a)	15,862	919,044
		2,678,367
Financials (10.1%)
Allstate Corp.	14,500	783,870
MBIA, Inc.	15,500	810,340
PHH Corp. (a)	1,575	34,445
Wells Fargo & Co.	14,500	867,100
		2,495,755
Health Care (18.7%)
Coventry Health Care, Inc. (a)	15,500	1,056,170
Laboratory Corporation of America Holdings (a)	17,000	819,400
Manor Care, Inc.	25,550	928,998
MedCath Corp. (a)	36,799	1,078,211
Watson Pharmaceuticals, Inc. (a)	23,500	722,155
		4,604,934
Industrials (3.3%)
L-3 Communications Holdings, Inc.	11,500	816,730

Information Technology (17.9%)
Comcast Corp. - Class A (a)	24,250	819,165
Digital Insight Corp. (a)	56,300	923,320
Fair Issac Corp.	24,300	836,892
First Data Corp.	23,640	929,288
VERITAS Software Corp. (a)	38,500	893,970
		4,402,635
Insurance (2.8%)
Markel Corp. (a)	2,000	690,420

Total Common Stocks (Cost $20,137,962)		23,204,471

Repurchase Agreement (5.9%):
U.S. Bank N.A., 2.05%, dated 3/31/05	$1,445,682	$1,445,682
maturing 4/1/05, with maturing value of
$1,445,785 (Collateralized fully by
U.S. Government Agencies)

Total Repurchase Agreement (Cost $1,445,682)		1,445,682

Total Invesments (Cost $21,583,644) - 100.0%		$24,650,153

Percentages indicated are based on net assets of $24,629,329.

(a)   Represents non-income producing securities.

See accompanying notes to the schedules of investments.

BB&T Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2005

(Unaudited)

		Amortized
	Principal	Cost or
	Amount	Fair Value
Corporate Bonds (22.0%)

Banking & Financial Services (0.9%)
Ford Motor Credit Co., 6.50%, 1/25/07	$150,000	$151,521

Consumer Discretionary (1.9%)
Target Corp., 5.50%, 4/1/07	300,000	307,077

Consumer Staples (0.9%)
Kraft Foods, Inc., 5.25%, 10/1/13	150,000	151,225

Financial Services (3.8%)
Citigroup, Inc., 6.75%, 12/01/05,	300,000	305,962
Goldman Sachs Group, Inc., 4.125%, 1/15/08	300,000	297,472
		603,434
Health Care (7.3%)
Abbott Laboratories, 5.625%, 7/1/06	300,000	305,580
Boston Scientific Corp., 5.125%, 1/12/17	250,000	244,686
Bristol-Myers Squibb Co., 4.75%, 10/1/06	300,000	303,908
Caremark Rx, Inc., 7.375%, 10/1/06	300,000	312,105
		1,166,279
Information Technology (1.9%)
IBM Corp., 4.875%, 10/1/06	300,000	304,012

Materials (1.4%)
Alcoa, Inc., 7.375%, 8/1/10	200,000	224,880

Telecommunication Services (1.9%)
Verizon Global Funding Corp., 6.125%, 6/15/07	300,000	311,180

Utilities (2.0%)
Carolina Power & Light, 6.80%, 8/15/07	300,000	315,800

Total Corporate Bonds (Cost $3,589,061)		3,535,408

Mortgage-Backed Securities (26.8%)

Federal National Mortgage Assoc. (26.8%)
4.50%, 10/1/18, Pool #752030	2,475,864	2,422,333
5.50%, 1/1/34, Pool #757571	1,878,137	1,882,265

Total Mortgage-Backed Securities (Cost $4,375,011)		4,304,598

U.S. Government Agencies (31.0%)

Federal Farm Credit Bank (1.9%)
2.625%, 12/15/05	300,000	298,104

Federal Home Loan Bank (8.0%)
2.50%, 3/13/06	1,300,000	1,285,340

Federal Home Loan Mortgage Corp. (7.3%)
4.875%, 3/15/07	1,150,000	1,169,374

Federal National Mortgage Assoc. (13.8%)
5.50%, 7/18/12	2,200,000	2,213,747

Total U.S. Government Agencies (Cost $5,025,333)		4,966,565

U.S. Treasury Notes (16.2%)

U.S. Treasury Notes (16.2%)
1.625%, 10/31/05	700,000	693,793
5.375%, 2/15/31	1,750,000	1,907,295

Total U.S. Treasury Notes (Cost $2,495,437)		2,601,088

Repurchase Agreement (3.5%)
U.S. Bank N.A., 2.55%, dated 3/31/05,
maturing 4/1/05, with a maturity value of $563,861
(Collateralized fully by various U.S. Government Agencies)	$563,821	$563,821

Total Repurchase Agreement (Cost $563,821)		563,821

Total (Cost $16,048,663) - 99.5%		$15,971,480

Percentages indicated are based on net assets of $16,050,575.

See accompanying notes to the schedules of investments.

BB&T Variable Insurance Funds

Notes to Schedules of Investments

March 31, 2005  (Unaudited)

1.                                      Organization:

The Variable Insurance Funds (the “Trust”) were organized on July 20, 1994, and are registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end investment company established as a Massachusetts business trust.

The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value.  The Trust presently offers shares of the BB&T Large Cap Value Fund, the BB&T Mid Cap Growth Fund, the BB&T Large Company Growth Fund, the BB&T Capital Manager Equity Fund, the BB&T Special Opportunities Equity Fund, and the BB&T Total Return Bond Fund (referred to individually as a “Fund” and collectively as the “Funds”). Shares of the Funds are offered through variable annuity contracts offered through the separate accounts of participating insurance companies. The BB&T Capital Manager Equity Fund (the “Fund of Fund”) invests in other Fund Portfolios as opposed to individual securities.

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  In addition, in the normal course of business, the Fund enters into contracts with their vendors and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds.  However, based on experience, the Funds expects that risk of loss to be remote.

2.                                      Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its Schedule of Portfolio Investments (the”Schedule”).  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of Schedule requires management to make estimates and assumptions that affect the reported amounts at the  date of the Schedule.  Actual results could differ from those estimates.   The Fund of Fund seeks its investment objective of capital appreciation by investing solely in a diversified portfolio of mutual funds (the “Underlying Funds”). The Fund purchases shares of the Underlying Funds at net asset value and without sales charge.

Securities Valuation – Investments in common stocks, commercial paper, corporate bonds, municipal securities, U.S. Government securities, and U.S. Government agency securities, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which will be valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available bid quotations in the principal market in which such securities are normally traded. The Funds may also use an independent pricing service approved by the Board of Trustees to value certain securities. Such prices reflect fair values which may be established through the use of electronic and matrix techniques. Short-term obligations that mature in 60 days or less are valued at either amortized cost or original cost plus interest, which approximates fair value. Investments in open-end investment companies, including the Fund of Fund, are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies are valued at their fair values based upon the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair values of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available will be valued at fair value using methods determined in good faith by the Pricing Committee under the supervision of the Board of Trustees.

Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose               price has become stale or for which there is no currently available price.

Securities Transactions– Securities transactions are accounted for no later than one business day after trade date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Repurchase Agreements - The Funds may acquire repurchase agreements from member banks of the Federal Deposit Insurance Corporation and from registered broker/dealers that BB&T Asset Management, Inc. (“BB&T”) deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price.  The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying collateral.  The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price, including accrued interest.  Securities subject to repurchase agreements are held by the Fund’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

WRITTEN OPTIONS

Option Contracts – The Funds may write or purchase option contracts. These transactions are to hedge against changes in interest rates, security prices, currency fluctuations, and other market developments, or for the purposes of earning additional income(i.e. speculation).

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in fair value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by premiums paid.

In writing an option, the Funds contract with a specified counterparty to purchase (written put option) or sell (written call option) a specified quantity (notional amount) of an underlying asset at a specified price during a specified periond upon demand of the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset, and may be required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current fair value.

The following is a summary of option activity for the quarter ended March 31, 2005 by the Fund:

		Special Opportunities Equity Fund
Covered Call Options	Contracts	Premiums

Balance at beginning of period	291	$43,616

Options written	429	19,208

Options closed	90	6,030

Options expired	274	14,248

Options exercised	201	37,586

Options outstanding at end of period	155	$4,960

The following is a summary of options outstanding as of March 31,2005:

	Contracts	Premiums
Coventry Health Care, Inc., $70.00, 4/16/05	155	$9,300

At March 31, 2005 the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net
		Tax	Tax	Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Large Cap Value Fund	93,176,058	21,316,157	(2,581,089)	18,735,068
Mid Cap Growth Fund	24,749,302	7,683,068	(161,783)	7,521,285
Large Company Growth Fund	20,546,587	2,276,391	(617,354)	1,659,037
Capital Manager Equity Fund	24,440,460	1,709,542	(352,690)	1,356,852
Special Opportunites Equity Fund	21,578,684	3,336,428	(274,259)	3,062,169
Total Return Bond Fund	16,097,357	111,905	(237,782)	(125,877)

3.                                      Subsequent Event:

Effective May 1, 2005, The Variable Insurance Funds were re-organized to the BB&T Funds.

Item 2. Controls and Procedures.

(a)          Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Variable Insurance Funds

By (Signature and Title)*	/s/ Steven D. Pierce	Steven D. Pierce, Treasurer

Date		May 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Steven D. Pierce	Steven D. Pierce, Treasurer

Date		May 31, 2005

By (Signature and Title)*	/s/ Walter B. Grimm	Walter B. Grimm, President

Date	May 31, 2005

* Print the name and title of each signing officer under his or her signature.